Risk management - Notional amounts of hedging instruments (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	110,189,000,000	77,388,000,000
WIBOR | Maturity Beyond December December 2027
Disclosure of detailed information about financial instruments [line items]
Percentage of notional amounts of hedging instruments	32.00%	29.00%
Polish Zloty | WIBOR Indexed Fair Value And Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	99,663	89,338